Interest in subsidiaries (Detail) - Rakita Financial Results - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net loss and comprehensive loss attributable to non-controlling interest	$ (14,876)
Rakita [Member]
Statement Line Items [Line Items]
Net loss and comprehensive loss	(40,980)	$ (11,744)
Net loss and comprehensive loss attributable to non-controlling interest	$ (6,137)	$ (1,202)